Authorized Preferred Stock	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Authorized Preferred Stock
Authorized Preferred Stock
CPG has 80,000,000 authorized shares of preferred stock with a $0.01 par value.
As of December 31, 2015, CPG had no preferred shares outstanding. All of CPG's retained earnings at December 31, 2015 are free of restrictions.